SEQUOIA FUND, INC.

Supplement dated December 11, 2023 to the Prospectus and
Statement of Additional Information (“SAI”) dated May 1, 2023

Effective December 11, 2023, the address of Sequoia Fund, Inc. (the “Fund”) and Ruane, Cunniff & Goldfarb L.P. (the “Adviser”) has changed to:

45 Rockefeller Plaza, 34th Floor

New York, New York 10111

Accordingly, all references to the former address of the Fund, the Adviser and the directors and officers of the Fund (9 West 57th Street, Suite 5000, New York, New York 10019-2701) in the Fund’s Prospectus and SAI are hereby deleted and replaced with the new address referenced above.

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YOU SHOULD RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS AND SAI FOR FUTURE REFERENCE.